RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS - LEASE OBLIGATIONS (Details) - USD ($) $ in Thousands	Jan. 03, 2021	Dec. 29, 2019
Presentation of leases for lessee [abstract]
Current lease liabilities	$ 15,884	$ 14,518
Non-current lease liabilities	66,580	66,982
Lease liabilities	$ 82,464	$ 81,500